Consolidated Statements of Shareholders' Equity (USD $)	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Beginning Balance, Amount at Mar. 31, 2010	$ 19,162,796	$ 2,726,762	$ (20,930,327)	$ 467,317	$ 1,426,548
Beginning Balance, Shares at Mar. 31, 2010	115,460,867
Shares issued, shares	10,000,000
Shares issued, amount	100,000
Stock options granted		71,513
Net income			366,797		366,797
Cumulative translation adjustment				132,291
Ending Balance, Amount at Mar. 31, 2011	19,262,796	2,798,275	(20,563,530)	599,608	2,097,149
Ending Balance, Shares at Mar. 31, 2011	125,460,867
Stock options granted		27,296			71,513
Net income			451,049		451,049
Cumulative translation adjustment				(165,794)
Ending Balance, Amount at Mar. 31, 2012	19,262,796	2,825,571	(20,112,481)	433,814	2,409,700
Ending Balance, Shares at Mar. 31, 2012	125,460,867				125,460,867
Shares issued, shares	10,000,000
Shares issued, amount	100,000
Stock options granted		40,169			27,296
Net income			(201,019)		(201,019)
Cumulative translation adjustment				(194,758)
Total comprehensive income					(395,777)
Ending Balance, Amount at Mar. 31, 2013	$ 19,362,796	$ 2,865,740	$ (20,313,500)	$ 239,056	$ 2,154,092
Ending Balance, Shares at Mar. 31, 2013	135,460,867